Cover	Aug. 11, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002062424
Document Type	S-6
Entity Registrant Name	SmartTrust 757
Document Period End Date	Aug. 11, 2026
Argus Dividend Growers Total Return Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective through investment in equity securities of domestic and/or foreign companies. The portfolio was selected by Argus Investors’ Counsel, Inc., the portfolio consultant. The portfolio consultant selected the portfolio from equity securities of the approximately 400 companies included within the “Universe of Coverage” of its affiliate, Argus Research Company. The Universe of Coverage is drawn from the S&P Composite 1500 Index. To get to the final, diversified Universe of Coverage, Argus Research Company starts with the S&P 100 Index and then targets companies its analysts think can eventually move into the S&P 100 Index as they innovate, grow and draw investor attention. Companies selected for the Universe of Coverage pass screens on growth, financial strength, risk and quality of management. The portfolio consultant then eliminates all securities that do not have 1-, 3-, or 5-year compound annual dividend growth rates of 10% or greater. Of the remaining securities, the portfolio consultant then eliminates any security that does not have a current “Buy” rating from Argus Research Company. A “Buy” rating means that Argus Research Company estimates a security to deliver a risk-adjusted return that beats the S&P 500 Index over the next 12 months. Of the remaining securities, the portfolio consultant selects the final portfolio after considering the potential sustainability of maintaining the Argus Research Company’s “Buy” rating and making adjustments for sector diversification. If less than 30 securities are remaining, the 30 securities that most closely meet the selection criteria in the opinion of the portfolio consultant are retained. The selected securities are then weighted approximately equally to create the portfolio. The trust may invest in securities of foreign issuers, including companies in emerging markets, and may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other similar depositary receipts of these securities. The trust may also invest in companies with smaller market capitalizations.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in securities of “Dividend Growers” at the time of portfolio selection. For purposes of this policy, the portfolio consultant defines “Dividend Growers” as securities that have a 1-, 3-, or 5-year compound annual dividend growth rates of 10% or greater.
Defensive 50 Equities Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust intends to pursue its objective through investments in equity securities of 50 companies from the Standard & Poor’s (“S&P”) 500 Index.The sponsor conducted a study of U.S. stock market “pullbacks” that occurred in single calendar months over the period of December 31, 1990 through June 30, 2026 using the S&P 500 Index as a proxy for the market. Generally, a stock market “pullback” is defined as a decline in stock valuations between 5-10%, a stock market “correction” is defined as a decline in stock valuations between 10-20% and a stock market “crash” is defined as a decline in stock valuations over 20%. In studying each calendar month in the period, the sponsor found that a “pullback” occurred in 34 separate calendar months in this period based on total returns using closing market prices on each applicable day.In an effort to identify stocks that might outperform if the U.S. stock market experiences a pullback during the trust’s life, the sponsor selected the 50 stocks from the S&P 500 Index it believed most closely fit the following criteria and aligned with the trust’s objective:•the stock outperformed the S&P 500 Index by at least 5% in at least 17 of the 34 pullback months•the stock does not have any negative 1, 3, 5, 10 or 15 year annualized total returns as ofJune 30, 2026•the stock has a current dividend yield•the stock has a 2-year beta of less than 1.00 (a beta of less than 1 indicates that a security has exhibited less volatility than the broader market over the applicable period)The sponsor considered these factors along with analyst ratings as it selected the final 50 stocks for the portfolio. In selecting the securities, the sponsor sought to select companies that not only had a history of weathering previous pullbacks but also performed well coming out of those pullbacks by achieving solid longer term total returns. The sponsor also sought to identify companies that currently paid dividends and had potential to be less volatile than the market in general. The sponsor sought to select securities that met at least a majority (i.e., three out of four) of the criteria, however the portfolio securities selected by the sponsor do not necessarily meet all, or even a majority, of the above criteria. The S&P 500 Index includes 500 companies in leading industries of the U.S. economy, covering approximately 80% of available market capitalization.The sponsor sought to allocate the weightings of each security approximately equally as of the trust’s inception. The weightings will vary thereafter in accordance with fluctuations in stock prices.The sponsor used no market capitalization policy in selecting the securities. The trust “concentrates” in a sector when securities in a particular sector make up 25% or more of the portfolio. As of the trust’s inception, the trust is concentrated in securities issued by companies in the utilities sector.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	It is a fundamental policy of the trust that, under normal circumstances, at least 80% of the value of the trust’s assets will be invested in equity securities.
Morningstar Dividend Yield Select Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to pursue its objective by investing in a portfolio consisting of the equity securities of the companies comprising the Morningstar® US Dividend Yield Focus 50 Equal Weighted IndexSM (the “Index”) as of July 31, 2026 (the “Security Selection Date”). The Index is described in greater detail below. The sponsor selected the portfolio starting with the securities in the Index as of the Security Selection Date. From those securities, the sponsor selected securities for the trust by excluding securities of companies that based on publicly available information as of two business days prior to the date of this prospectus, were the target of an announced acquisition that the sponsor expected would happen within six months or that the sponsor believed would have their equity securities no longer listed on an exchange within six months. The resulting portfolio of securities is approximately equally weighted as of the trust’s inception and will vary thereafter. During the trust’s life, the trust will not change to reflect any change in the component securities of the Index or any change in the weighting of the components within the Index at the time(s) that the Index is reconstituted or reweighted. If the sponsor creates additional units of the trust after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities.The objective of the Index is to track high-yielding, dividend-paying, U.S. stocks screened for quality and financial health as well. The Index is a subset of the Morningstar® US Market IndexSM (the “US Market Index”), a broad market index that measures the performance of large-, mid- and small-cap stocks in the U.S. representing the top 97% of the investable universe by market capitalization. The Index represents the top 50 high-yielding stocks meeting the screening requirements. The Trust may invest in securities of small market capitalization companies.Morningstar®US Market IndexSM Investable Universe. To qualify for inclusion in the investable universe of the US Market Index, which is the starting point for the Index selection, a security must meet the following criteria:1.It must be a common stock, an interest in a real estate investment trust or a tracking stock. 2.It must trade on one of the three major exchanges—the NYSE, NYSE MKT, or NASDAQ exchange. 3.The issuing company’s country of incorporation should be the U.S. or the issuing company’s primary stock market activities are carried out in the U.S. as defined by Morningstar®. 4.The following security types do not qualify: •American depositary receipts (unless no equity listing is available for the company) and American depositary shares •Fixed-dividend shares •Convertible notes, warrants, and rights•Limited partnership/master limited partnership and limited liability companies•Business development companies•Pooled investment vehicles •Royalty and statutory trusts Morningstar® US Market IndexSM Eligibility. To be eligible for the US Market Index, which serves as the starting point for the Index selection, all constituents must meet the following criteria:1.Securities that have no more than 10 non-trading days in the prior quarter. 2.If securities representing more than 97.25% of the capitalization of the investable universe qualify for inclusion in the US Market Index following application of the above criteria, the securities with the lowest liquidity scores are removed from the index until 97.25% of the investable universe’s total capitalization remains.3.A security must be among the top 75% of the companies in the investable universe (omitting securities that fail the trading days screen) based on its liquidity score, which is the average of its rank on each of the following measures: •The average monthly trading volume in U.S. dollars during the six calendar months immediately before reconstitution or, in the case of corporate entities younger than six months, since the security was first issued (partial-month periods are prorated by number of trading days in the month); and •The lowest two months’ total trading volume during the six calendar months immediately before reconstitution (the months need not be sequential). Liquidity criterion is waived for corporate takeovers, spin-offs or other corporate actions where the successor entity issues one or more securities that meet the following criteria:1.The new entity is in either the mid- or large-cap band. 2.The new entity’s float value is greater than or equal to the smallest float in the mid-cap band. •The liquidity score and size screens are applied independently, and securities must pass both filters to be eligible for inclusion.4.Each security must have a free float of at least 10% or a float-adjusted market capitalization greater than or equal to twice the total market capitalization of the lower mid-cap cutoff.5.Securities removed from the US Market Index during a semi-annual reconstitution are not eligible for re-inclusion in the Index for one year.The US Market Index is constructed by selecting the largest stocks that constitute 97% of market capitalization of the investable universe. Morningstar® US Dividend Yield Focus 50 Equal Weighted IndexSM Selection.Morningstar®screens US Market Index constituents for company quality and financial health to construct the Index. Company quality is determined based on Morningstar®Economic Moat™ and Uncertainty ratings, where companies are expected to earn above-average profits and there is less uncertainty associated with their expected cash flows.Additionally, companies are screened for financial health using Morningstar®’s Distance to Default measure. Distance to Default is a structural or contingent claim model that takes advantage of both market information and accounting financial information. The firm’s equity is viewed as a call option on the value of the firm’s assets. If the value of the assets is not sufficient to cover the firm’s liabilities (the strike price), default is expected to occur. Specifically, to qualify for inclusion in the Index, constituents must meet the following eligibility criteria:•Real estate investment trusts are excluded. •Company quality and financial health: •Companies must have a Morningstar® Economic Moat™ rating of narrow or wide, an Uncertainty rating that is not very high or extreme, and have a Morningstar® Distance to Default score ranking in the top 50% within its respective Morningstar®sector. The ranks for determining eligibility are measured at the company level.•Companies that are not assigned a Morningstar® Economic Moat™ rating or Uncertainty rating must have a Morningstar® Distance to Default score in the top 30% within its respective Morningstar®sector. Companies that meet the eligibility criteria described above are selected for inclusion in the Index in the following manner: •Rank eligible companies by indicated dividend yield in descending order. •Current Index constituents are retained in the Index if they are among the top 100 by indicated dividend yield. •Additional securities are added to the Index in descending order of indicated dividend yield until the component count reaches 50. If securities fall short of the selection and eligibility criteria or securities are added or deleted as a result of corporate action after reconstitution, the Index can have more or fewer than 50 securities. Constituent Weighting. The Index is equal weighted, where equal weight is assigned to each constituent at reconstitution. Quarterly Evaluation. The Index is reconstituted (i.e., the index membership is reset) and rebalanced (i.e., the security weights are adjusted) four times annually (on the Monday following the third Friday of March, June, September, and December), but the trust’s portfolio will not be reconstituted or rebalanced in connection with the reconstitution or rebalancing of the Index. The trust’s portfolio will not change in connection with the removal of any security from the Index.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in stocks of companies that pay dividends as of the time of portfolio selection.